Stock-Based Payments - 2022 Inducement Stock Incentive Plan (Details)	Jan. 25, 2022 shares
2022 Inducement Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares grant	1,000,000